Cover	Nov. 09, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 09, 2023
Entity File Number	001-36304
Entity Registrant Name	PHIO PHARMACEUTICALS CORP.
Entity Central Index Key	0001533040
Entity Tax Identification Number	45-3215903
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	257 Simarano Drive
Entity Address, Address Line Two	Suite 101
Entity Address, City or Town	Marlborough
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01752
City Area Code	508
Local Phone Number	767-3861
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	PHIO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false